Share-Based and Other Non-Cash Compensation - Stock Plans - Additional Information (Details) - shares	1 Months Ended
	Nov. 30, 2022	Jun. 30, 2025
2016 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Common stock, shares outstanding		3,974,586
Increase in number of shares available for issuance	2,900,000
2016 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Common stock, shares outstanding		0